Commitments	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Commitments

21.	Commitments

(a)	Pekuakamiulnuatsh First Nation Agreement

On April 9, 2024, the Company entered into a collaboration agreement with the Pekuakamiulnuatsh First Nation (“PFN”) (the “Collaboration Agreement”). The Collaboration Agreement is intended to establish the respective commitments of both parties with respect to exploration and development activities at the Company’s mineral properties. The Collaboration Agreement remains in effect until the earlier of a) the signing of an Impact and Benefit Agreement (“IBA”); or b) the dissolution by mutual written consent of both parties. Upon signing the Collaboration Agreement, the Company issued 100,000 common shares to PFN as a good-faith payment. Each year, 2.5% of the expenses related to the exploration and development activities carried out (drilling and related work) on the mineral properties is to be paid to PFN in the form of common shares of the Company based on the market price of the common shares on December 31 of the year in question and payable by January 20 of the following year. Until the IBA is signed, the Company is to issue a minimum payment of 100,000 common shares per calendar year payable by January 15 of the current year. During the year ended February 28, 2026, the Company issued 240,132 common shares to PFN in satisfaction of the 2025 annual expenses and minimum payment for 2026, and accrued $100,126 for shares to be issued based on relevant expenses incurred. For the six months ended August 31, 2026, the Company accrued $233,990 for shares to be issued based on relevant expenses incurred.

(b)	Technology Licensing Agreement

On November 25, 2024, the Company entered into a technology licensing agreement (the “Technology Agreement”) with an arm’s length party to license certain technologies (the “Technology”) related to the production of phosphoric acid at a cost to the Company of €100,000. As at February 28, 2026, the signing fee of €100,000 had been fully paid.

Upon the satisfaction of certain conditions, the Company is to have an option to acquire the non-exclusive rights to utilize the Technology for a further payment of €3,000,000. If annual production of phosphoric acid using the Technology exceeds contractual thresholds, the Company is to pay an additional fee of €500 per metric ton of excess production.

(c)	Land Option Agreement

On July 17, 2025, the Company entered into a land option agreement (the “Option Agreement”) with the Saguenay Port Authority (the “Port”) under which the Port granted the Company an exclusive option to enter into a definitive long-term industrial lease for two parcels of land owned by the Port within the Saguenay Industrial and Port Zone (the “Phase 1 Site” and the “Phase 2 Site”). The option is intended to secure the land required for the Company’s planned purified phosphoric acid plant.

The Option Agreement is valid from the date of signature until December 31, 2027, subject to extension by mutual written agreement for additional periods of three months. Option fees in respect of the Phase 1 Site are payable as follows: (i) from signature to December 31, 2025, $nil; (ii) for the 2026 calendar year, the fee is $0.50 per m² per year, subject to annual indexation and payable quarterly in advance; and (iii) for the 2027 calendar year, the fee is $1.00 per m² per year, subject to annual indexation and payable quarterly in advance.

For the six months ended August 31, 2026, the Company recorded $102,737 in research and development expenses on the condensed interim consolidated statements of loss and comprehensive loss. Amounts payable under the option agreement as at August 31, 2026 are $nil.

The option fee for the Phase 2 Site is free of charge until the Company exercises its option or right of first refusal over that site, at which point it becomes payable at the rate then in force.

The Company’s ability to maintain the option beyond June 30, 2026 was conditional on demonstrating to the Port that US$15 million of financing dedicated to the project had been secured. During the six months ended August 31, 2026, the Company secured adequate financing to satisfy this condition. The Company’s ability to maintain the option beyond December 31, 2026 remains conditional upon demonstrating that total financing of US$37 million has been secured and that the licensing, feasibility and authorization milestones set out in the agreement have been completed or are in progress. No later than September 1, 2027, the Company must notify the Port whether it is exercising the option to negotiate a long-term lease, to be entered into no later than January 1, 2028. Option fees paid are non-refundable and do not constitute rent or an advance on rent.

(d)	Ultion Technologies Agreement

On November 7, 2025, the Company agreed to Phase 1 of a three-phase proposal dated November 6, 2025 from Ultion Technologies Inc. (“Ultion”) for the feasibility, design, equipment sourcing, and start-up of a LFP CAM production plant in North America.

Phase 1 covers feasibility work and preparation of the technology document package for a total cost of US$650,000, payable as to US$350,000 upon approval of Phase 1 and US$300,000 upon finalization of the feasibility information and preparation and secure storage of all technology documents. The Company has paid US$350,000 upon approval of Phase 1 in the year ended February 28, 2026 and paid the remaining US$300,000 upon finalization of the Phase 1 deliverables in the three months ended May 31, 2026, for total payments of US$650,000.

Phases 2 and 3 of the proposal, which relate to detailed engineering design and equipment sourcing and to plant start-up and operations, are estimated by Ultion at US$5.65 million plus optional services and US$1.5 million, respectively. Each remains subject to separate written acceptance by the Company and, as at August 31, 2026, had not been approved or committed to. Accordingly, no obligation in respect of Phases 2 and 3 has been recognized or is included in the commitment above.